Income Taxes (Summary Of (Provision) Benefit (From) Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	2 Months Ended	12 Months Ended
	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Current
Interest on uncertain tax provisions						$ 0		$ 75
Federal						0		347
State					(11)	0	(10)	(10)
(Provision) benefit from income taxes	$ (6,356)	$ (11)	$ (11)	$ (6,366)	$ (11)	$ 0	$ (10)	$ 412